Significant Components of Current and Long-Term Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Capitalized inventory costs and inventory reserves		$ 2,301	$ 1,794
Allowance for doubtful accounts		1,379	1,053
Self-insurance reserves		500	519
Other current deferred tax assets		1,778	1,921
Total current deferred tax assets	[1]	5,958	5,287
Share-based compensation		26,239	23,603
Other long-term deferred tax assets		449	352
Net operating loss carryforwards		209	207
Total long-term deferred tax assets		26,897	24,162
Valuation allowance		0	0
Total long-term deferred tax assets	[2]	26,897	24,162
Other current deferred tax liabilities		(473)	(686)
Total current deferred tax liabilities	[1]	(473)	(686)
Deductible goodwill		(88,581)	(83,868)
Depreciation		(5,883)	(3,774)
Other long-term deferred tax liabilities		(1,160)	(1,533)
Total long-term deferred tax liabilities	[2]	(95,624)	(89,175)
Net deferred tax liabilities		$ (63,242)	$ (60,412)

[1]	Current deferred tax assets and liabilities have been included in the consolidated balance sheets in other current assets.
[2]	Long-term deferred tax assets and liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.